Italy Sale Disclosure - Schedule of Remaining Balances and Results of the Italian Assets (Details) - Italy [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 28, 2023
Assets:
Cash & cash equivalents	$ 55		$ 55		$ 100	$ 295	$ 100
Other current assets	333		333		338	932
Other non-current assets – projects in development	3,991		3,991		3,819	1,030	338
Total assets held for sale	4,379		4,379		4,257	24,796	4,257
Liabilities:
Accounts payable	3		3		21
Other current liabilities	321		321		578
Total liabilities to be disposed of	324		324		599
Net assets	4,055		4,055		3,658	1,080	$ 578
Revenues		$ 1,228		$ 2,924	3,360	3,354
Operating Expenses
Cost of revenues		(270)		(749)	(1,204)	(812)
Selling, general, and administrative	(11)	(8)	(19)	(65)	(69)	(77)
Depreciation, amortization, and accretion		(414)		(1,244)	(1,638)	(1,614)
Total operating expenses		(692)	(19)	(2,058)	(8,412)	(2,503)
Loss from discontinued operations	(11)	536	(19)	866
Other income/(expense):
Interest expense		(1)		(1)
Other income	61		62			22
Other expense				(18)	(15)
Total other expenses	61	(1)	62	(19)	(15)	22
Loss before provision for income taxes	50	535	43	847	(5,067)	873
Income taxes
Net loss from discontinued operations	50	535	43	847
Impact on EPS
Net loss attributable to common stockholders, basic	50	535	43	847
Net loss attributable to common stockholders, diluted	$ 50	$ 535	$ 43	$ 847	$ (5,067)	$ 873
Net loss per share attributable to common stockholders, basic (in Dollars per share)	$ 0.02	$ 0.23	$ 0.01	$ 0.37	$ (5,067)	$ 873
Net loss per share attributable to common stockholders, diluted (in Dollars per share) (in Dollars per share)	$ 0.02	$ 0.23	$ 0.01	$ 0.37	$ (5,067)	$ 873
Weighted-average common stock outstanding, basic (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares) (in Shares)	3,311,194	2,300,000	3,311,194	2,300,000	57,862,598	57,500,000